Finance Leased Assets and Finance Lease Obligations (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Finance lease obligation [Abstract]:
Finance lease obligations, Gross	$ 253,567
Finance lease obligation maturity	2024
Interest expense incurred on finance leases	5,803
Finance leased assets [Abstract]:
Vessel's sale and leaseback price	85,572
Prepaid lease rentals	49,817
Net settlements of interest rate swaps qualifying for cash flow hedge	6,604	0
Finance leased assets	256,716
Finance leased assets, depreciation	2,347
Finance leased assets, net	$ 254,369		$ 0